BANK LOANS (Schedule of Interest Rates) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 5% [Member] USD ($)	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 5% [Member] CNY	Dec. 31, 2011 PBOC Benchmark Loan Interest Rates plus 5% [Member] CNY	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 10% [Member] USD ($)	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 10% [Member] CNY	Dec. 31, 2011 PBOC Benchmark Loan Interest Rates plus 10% [Member] CNY	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 17% [Member] USD ($)	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 17% [Member] CNY	Dec. 31, 2011 PBOC Benchmark Loan Interest Rates plus 17% [Member] CNY	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 20% [Member] USD ($)	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 20% [Member] CNY	Dec. 31, 2011 PBOC Benchmark Loan Interest Rates plus 20% [Member] CNY
Debt Instrument [Line Items]
Long-term debt	$ 25,986	161,896		$ 13,517	84,216		$ 8,146	50,750		$ 4,188	26,090		$ 135	840
Long-term bank loans	$ 19,483	121,381
Interest rate over benchmark				5.00%	5.00%		10.00%	10.00%		17.00%	17.00%		20.00%	20.00%